Summary Of Significant Accounting Policies (Schedule Of Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies [Line Items]
Total interest expense	$ 201,539	$ 214,256	$ 181,385
Cost Of Homes Sold [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest expense	161,371	117,781	85,125
Cost Of Land Sold [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest expense	3,617	2,562	1,907
Lennar Homebuilding [Member]
Summary Of Significant Accounting Policies [Line Items]
Other interest expense	36,551	93,913	94,353
Total interest expense	$ 201,539	$ 214,256	$ 181,385